Significant Accounting Policies - Balance Sheet of additional VIE (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 718,684	$ 734,747	$ 528,933	$ 605,467
Restricted cash	34,274	2,718
Trade accounts receivable, net	297,059	416,104
Other current assets	29,924	84,533
Total current assets	1,079,941	1,238,102
FIXED ASSETS, NET:
Drilling units, machinery and equipment, net	2,438,292	6,336,892
Total fixed assets, net	2,983,761	6,731,744
OTHER NON-CURRENT ASSETS:
Restricted cash	20,008	10,020
Total non-current assets, net	27,842	50,374
Total assets	4,091,544	8,020,220
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	640,557	56,725
Accounts payable and other current liabilities	53,891	104,029
Accrued liabilities	86,750	118,231
Total current liabilities	812,011	401,464
NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs	3,247,216	4,271,743
Total non-current liabilities	3,268,783	4,343,991
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $20 par value; 1,000 shares authorized and issued at December 31, 2016	1,609	1,609
Additional paid-in capital	3,524,426	3,572,549
Retained earnings	(3,517,848)	(276,330)
Total shareholders' equity	10,750	3,274,765	$ 3,166,276	$ 2,979,843
Total liabilities and shareholders' equity	4,091,544	$ 8,020,220
Drillship Alonissos Stock Trust
CURRENT ASSETS:
Cash and cash equivalents	167
Restricted cash	31,956
Trade accounts receivable, net	3,341
Other current assets	1,884
Total current assets	37,348
FIXED ASSETS, NET:
Drilling units, machinery and equipment, net	675,420
Total fixed assets, net	675,420
OTHER NON-CURRENT ASSETS:
Restricted cash	20,008
Total non-current assets, net	20,008
Total assets	732,776
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	164,218
Accounts payable and other current liabilities	5,218
Accrued liabilities	1,791
Total current liabilities	171,227
NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs	82,947
Total non-current liabilities	82,947
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $20 par value; 1,000 shares authorized and issued at December 31, 2016	20
Additional paid-in capital	960
Retained earnings	477,622
Total shareholders' equity	478,602
Total liabilities and shareholders' equity	$ 732,776